Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 5,004	$ 4,958
Accrued interest	1,344	1,283
Accrued salaries and employee benefits	2,930	3,344
Cheques and other items in transit	2,743	454
Current income tax payable	109	84
Deferred tax liabilities	195	175
Defined benefit liability	2,520	1,747
Liabilities related to structured entities	5,381	5,627
Provisions	1,461	1,502
Total	$ 21,687	$ 19,174